BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2021 First Quarter Acquisitions (Details) shares in Thousands, EquityInstruments in Thousands, $ in Thousands					12 Months Ended
	Oct. 04, 2021	Mar. 31, 2021 USD ($) ft²	Mar. 23, 2021 USD ($) ft² EquityInstruments shares	Feb. 26, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 30, 2021 USD ($) ft²	Feb. 26, 2021	Feb. 26, 2021 EquityInstruments	Feb. 26, 2021 ft²	Feb. 26, 2021 a	Feb. 26, 2021 shares
Acquisition-date fair value of total consideration transferred [abstract]
Reduction in long term debt							$ 14,934
Purchase consideration payable					$ 2,849	$ 812
Replacement options issued | shares					248	248
Replacement options issued - business combinations					$ 4,453	$ 4,453
LIABILITIES ASSUMED
Amortization period useful life	15 years
Exchangeable shares [member]
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable Stock Exchange Ratio					1
Parma Asset Acquisition [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Area of cultivation and production facilities | ft²								58,000
ASSETS ACQUIRED
Intangible assets - right-to-use licenses								$ 13,255
Property, plant and equipment								3,910
Total assets acquired at fair value								17,165
LIABILITIES ASSUMED
Consideration transferred								$ 17,165
Q1 2021
ASSETS ACQUIRED
Cash		$ 14,887
Accounts receivable		32
Inventory		57,444
Prepaid expenses and other assets		1,379
Intangible assets		503,267
Intangible assets - licenses/permits		490,012
Intangible assets - right-to-use licenses		13,255
Right-of-use assets - operating		31,063
Right-of-use assets - finance, net		392
Property, plant and equipment		72,048
Deposits		1,037
Total assets acquired at fair value		681,549
LIABILITIES ASSUMED
Trade payables		6,175
Accrued liabilities		8,118
Income tax payable		1,819
Deferred tax liabilities		71,963
Lease liabilities - operating		31,015
Lease liabilities - finance		392
Debts payable		7,479
Accrued interest		153
Total liabilities assumed at fair value		127,114
Goodwill		145,264
Consideration transferred		$ 699,699
Amortization period useful life		15 years
Liberty
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued				$ 399,499
Shares Issued, shares | EquityInstruments										12,671
Total				406,344
Area of cultivation and production facilities											300,000	387
Share Exchange Ratio									0.03683
Gain Loss On Change In Fair Value Of Purchase Consideration				102
Total Consideration, Acquisition Date, Number Of Shares | shares													12,995
Purchase consideration payable				2,392
Purchase Consideration Payable, Shares | shares													76
Replacement options issued | shares													248
Replacement options issued - business combinations				4,453
ASSETS ACQUIRED
Cash				6,650
Inventory				46,842
Prepaid expenses and other assets				818
Intangible assets - licenses/permits				270,000
Right-of-use assets - operating				11,750
Right-of-use assets - finance, net				379
Property, plant and equipment				56,746
Deposits				619
Total assets acquired at fair value				393,804
LIABILITIES ASSUMED
Trade payables				3,274
Accrued liabilities				5,383
Income tax payable				1,819
Deferred tax liabilities				71,963
Lease liabilities - operating				11,693
Lease liabilities - finance				379
Debts payable				7,479
Accrued interest				153
Total liabilities assumed at fair value				102,143
Goodwill				114,683
Consideration transferred				406,344
Liberty | Exchangeable shares [member]
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued, shares | EquityInstruments										248
Replacement options issued - business combinations				$ 4,453
Oasis
Acquisition-date fair value of total consideration transferred [abstract]
Cash			$ 9,733
Debt Payable			22,505
Shares Issued			$ 125,187
Shares Issued, shares | EquityInstruments			4,570
Contingent Consideration			$ 117,615		$ 0	$ 28,667
Total			$ 275,040
Area of cultivation and production facilities | ft²			10,000
Area of cultivation and production facilities under construction | ft²			80,000
ASSETS ACQUIRED
Cash			$ 8,237
Accounts receivable			26
Inventory			10,289
Prepaid expenses and other assets			464
Intangible assets - licenses/permits			220,000
Right-of-use assets - operating			15,824
Right-of-use assets - finance, net			13
Property, plant and equipment			10,899
Deposits			166
Total assets acquired at fair value			265,918
LIABILITIES ASSUMED
Trade payables			2,901
Accrued liabilities			2,720
Lease liabilities - operating			15,825
Lease liabilities - finance			13
Total liabilities assumed at fair value			21,459
Goodwill			30,581
Consideration transferred			275,040
Oasis | Exchangeable shares [member]
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued			$ 125,187
Shares Issued, shares | EquityInstruments			4,570
Shares held in escrow | shares			2,000
Exchangeable Stock Exchange Ratio			1
Percentage of Discount Rate Attributed to the Contractual Restrictions			15.00%
Oasis | Exchangeable shares [member] | Minimum
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision			6 months
Oasis | Exchangeable shares [member] | Maximum
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision			18 months
Ohio Medical Solutions, LLC [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Area of cultivation and production facilities | ft²		9,000
ASSETS ACQUIRED
Accounts receivable		$ 6
Inventory		313
Prepaid expenses and other assets		97
Intangible assets - licenses/permits		12
Right-of-use assets - operating		3,489
Property, plant and equipment		493
Deposits		252
Total assets acquired at fair value		4,662
LIABILITIES ASSUMED
Accrued liabilities		15
Lease liabilities - operating		3,497
Total liabilities assumed at fair value		3,512
Consideration transferred		$ 1,150